Note 18 - Financial Instruments	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
18.
       Financial Instruments

The principal financial assets of the Company consist of cash at banks, other investment and accounts receivable due from charterers. The principal financial liabilities of the Company consist of long-term loans, derivatives including interest rate swaps and accounts payable due to suppliers.

Interest rate risk

The Company enters into interest rate swap contracts as economic hedges to manage some of its exposure to variability in its floating rate long term debt. Under the terms of the interest rate swaps the Company and the bank agreed to exchange, at specified intervals the difference between a paying fixed rate and receiving floating rate interest amount calculated by reference to the agreed principal amounts and maturities. Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, as noted in Note
15
they do not qualify for hedge accounting, under the guidance relating to
Derivatives and Hedging
, as the Company does not have currently written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of these derivatives in the “Loss on derivatives, net” in the “Consolidated statements of operations.” As of
December
31,
2016,
the Company had
one
open swap contract for a notional amount of
$10.0
million.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable.

Fair value of financial instruments

The Company follows guidance relating to “Fair value measurements”, which establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one
of the following
three
categories:

Level
1:
Quoted market prices in active markets for identical assets or liabilities;
Level
2:
Observable market based inputs or unobservable inputs that are corroborated by market data;
Level
3:
Unobservable inputs that are not corroborated by market data.

The fair value of the Company’s interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap rates.  LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level
2
items. The fair values of the interest rate swap determined through Level
2
of the fair value hierarchy as defined in guidance relating to "Fair value measurements" are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.

Recurring Fair Value Measurements

	Fair Value Measurement as of December 31, 2016
	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, long-term portion	$240,181	-	$240,181	-

	Fair Value Measurement as of December 31, 2015
	Total,	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, current and long-term portion	$253,102	-	$253,102	-

Asset Measured at Fair Value on a Non-recurring Basis

Vessels Held for Sale (see Note
5)
are measured at fair value less estimated costs to sell. The fair value is based on the price agreed by the Company to sell the vessels to unrelated parties in transactions that were concluded in
January
2015
and
2016,
respectively and are considered good estimates of the fair value of the vessels as of
December
31,
2015
and
2016,
respectively.

During the
second
quarter of
2016
and in
December
2016,
the Company concluded that its equity investment in Euromar shown under “Investment in joint venture” was impaired and wrote it down to its estimated fair value. The impairment was due both to changes in the terms of its investment during the period as well as continuing less favorable market developments. The change in the terms of the Company’s investment resulted from the conclusion of loan restructuring agreements between Euromar and its lenders that provided the latter with increased payments before any capital is returned to Euromar’s partners, which include the Company, and, in addition, participation of the lenders in the profits of and any distributions made by Euromar. The fair value of the Company’s “Investment in joint venture” is considered a Level
3
item (see Note
16
– “Investment in Joint Venture and Other Investment”).

The key input that determines the fair value of the Company’s “Investment in joint venture” is the cost of capital for investments in containership vessels which is not observable and hence is considered a level
3
item. The Company estimated the cost of capital in the range of
9
-
10%
p.a. based on its return threshold in considering investments in containerships which, in turn take into consideration the historical returns and volatility of such investments. Additional inputs required include earnings and operating cost assumptions for each vessel as well other expenses and liabilities of Euromar. The Company used the Discounted Cash Flow technique and a cost of capital of
9.5%
p.a. to calculate the fair value of its equity investment in Euromar.

Asset Measured at Fair Value on a Non-recurring Basis - continued

Furthermore, as a result of the same analysis described above, the Company determined that the fair value of its “Other investment”, which consists of preferred units in Euromar was also impaired and recognized a
$4,421,452
impairment as of
December
31,
2016,
which is shown under “Impairment in other investment”. The key input that determined the fair value of the Company’s “Other investment” was the required rate of return of
19%
p.a. for preferred equity investments in investment opportunities of similar risk which was not observable and hence is considered a Level
3
item. The Company considered the initial dividend rate of
19%
p.a. as the appropriate rate for its fair value calculation and monitored market conditions for similar investment and other possible developments specific to its investment that might provide indications for changes in the required rate of return it used in its fair value measurement. As of
December
31,
2016,
the Company did not identify indications that would require changes in the required rate of return. The fair value of the Company’s other investment is calculated using the discounted cash flow technique.

As of
December
31,
2016,
the Company’s “Other investment” is written down to
$4,000,000
which represents actual cash existing in an escrow account.

Nonrecurring Fair Value Measurements at Reporting Date

	December 31, 2015					December 31, 2016
	Fair Value	Level 1	Level 2	Level 3	Loss 2015	Fair Value	Level 1	Level 2	Level 3	Loss 2016
Vessels held for sale	$2,805,521	-	$2,805,521	-	$1,641,885	$2,946,923	-	$2.,946,923	-	$5,924,668
Other investment	-	-	-	-		$4,000,000	-	-	$4,000,000	$4,400,000
Investment in joint venture	-	-	-	-		0	-	-	0	$14,071,075

The estimated fair values of the Company’s financial instruments such as cash and cash equivalents and restricted cash approximate their individual carrying amounts as of
December
31,
2015
and
2016,
due to their short-term maturity. Cash and cash equivalents and restricted cash are considered Level
1
items as they represent liquid assets with short-term maturities. The fair value of the Company’s total borrowings approximates
$51.6
million as of
December
31,
2016
or
$0.8
million less than its carrying value of
$52.4
million. The fair value of the long term borrowings are estimated based on current interest rates offered to the Company for similar loans. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence fair value of the long-term bank loans are considered Level
2
items in accordance with the fair value hierarchy due to their variable interest rate, being the LIBOR.

The fair value of the Company’s “Other investment” for the year ended
December
31,
2015,
approximated its carrying value (see Note
16
– “Investment in Joint Venture and Other Investment”). For the year ended
December
31,
2016,
the fair value of the Company’s “Other investment” was impaired by
$4.4
million and presented in the “Consolidated balance sheets” with a value of
$4.0
million which represents actual cash existing in an escrow account. The Company stopped recognizing income from “Other investment” in the three
-month period ended
December
31,
2016.